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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01792

                              Van Kampen Pace Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/07

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Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN PACE FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2007 (UNAUDITED)

                                                      NUMBER OF
DESCRIPTION                                             SHARES         VALUE
-----------                                           ---------   --------------
COMMON STOCKS 92.8%
AIR FREIGHT & LOGISTICS 3.3%
C.H. Robinson Worldwide, Inc. .....................     538,880   $   29,255,795
Expeditors International of Washington, Inc. ......     476,094       22,519,246
                                                                  --------------
                                                                      51,775,041
                                                                  --------------
APPAREL RETAIL 1.9%
Abercrombie & Fitch Co., Class A ..................     360,074       29,057,972
                                                                  --------------
BIOTECHNOLOGY 0.8%
Genentech, Inc. (a) ...............................     169,859       13,252,399
                                                                  --------------
BROADCASTING & CABLE TV 2.1%
Grupo Televisa, SA - ADR (Mexico) .................   1,351,181       32,658,045
                                                                  --------------
CASINOS & GAMING 4.4%
Wynn Resorts, Ltd. ................................     439,246       69,207,600
                                                                  --------------
COMMUNICATIONS EQUIPMENT 5.4%
Cisco Systems, Inc. (a) ...........................     908,316       30,074,343
Research In Motion, Ltd. (Canada) (a) .............     547,680       53,973,864
                                                                  --------------
                                                                      84,048,207
                                                                  --------------
COMPUTER HARDWARE 2.9%
Apple, Inc. (a) ...................................     297,946       45,746,629
                                                                  --------------
CONSTRUCTION MATERIALS 1.2%
Cemex, SAB de CV - ADR (Mexico) (a) ...............     646,343       19,338,582
                                                                  --------------
CONSUMER FINANCE 3.6%
American Express Co. ..............................     945,667       56,144,250
                                                                  --------------
DEPARTMENT STORES 3.0%
Sears Holdings Corp. (a) ..........................     370,211       47,090,839
                                                                  --------------
DISTRIBUTORS 1.7%
Li & Fung, Ltd. (HKD) (Bermuda) ...................   6,112,000       26,024,068
                                                                  --------------

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
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES
   1.8%
Corporate Executive Board Co. .....................     375,312       27,863,163
                                                                  --------------
ENVIRONMENTAL & FACILITIES SERVICES 0.8%
Stericycle, Inc. (a) ..............................     230,048       13,149,544
                                                                  --------------
FERTILIZERS & AGRICULTURAL CHEMICALS 6.5%
Monsanto Co. ......................................   1,196,834      102,616,547
                                                                  --------------
FOOD RETAIL 1.3%
Tesco PLC - ADR (United Kingdom) ..................     778,803       20,908,836
                                                                  --------------
HEALTH CARE EQUIPMENT 0.7%
Gen-Probe, Inc. (a) ...............................     165,299       11,005,607
                                                                  --------------
HOTELS, RESORTS & CRUISE LINES 1.2%
Accor, SA (EUR) (France) ..........................     219,968       19,528,677
                                                                  --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES 1.0%
Monster Worldwide, Inc. (a) .......................     441,837       15,048,968
                                                                  --------------
HYPERMARKETS & SUPER CENTERS 2.6%
Costco Wholesale Corp. ............................     669,112       41,063,403
                                                                  --------------
INTERNET RETAIL 5.5%
Amazon.com, Inc. (a) ..............................     930,991       86,721,812
                                                                  --------------
INTERNET SOFTWARE & SERVICES 12.4%
eBay, Inc. (a) ....................................   1,963,643       76,621,350
Google, Inc., Class A (a) .........................     169,018       95,878,841
Yahoo!, Inc. (a) ..................................     810,468       21,752,961
                                                                  --------------
                                                                     194,253,152
                                                                  --------------
MULTI-LINE INSURANCE 1.7%
Loews Corp. .......................................     560,838       27,116,517
                                                                  --------------
MULTI-UTILITIES 1.0%
Veolia Environnement - ADR (France) ...............     175,297       15,100,084
                                                                  --------------

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
OIL & GAS EXPLORATION & PRODUCTION 3.5%
Ultra Petroleum Corp. (Canada) (a) ................     888,742       55,137,554
                                                                  --------------
PROPERTY & CASUALTY INSURANCE 2.3%
Berkshire Hathaway, Inc., Class B (a) .............       9,091       35,927,632
                                                                  --------------
PUBLISHING 0.7%
McGraw-Hill Cos., Inc. ............................     207,460       10,561,789
                                                                  --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT 5.0%
Brookfield Asset Management, Inc., Class A
   (Canada) .......................................   2,023,233       77,894,470
                                                                  --------------
RESTAURANTS 2.7%
Starbucks Corp. (a) ...............................   1,602,852       41,994,722
                                                                  --------------
SPECIALIZED FINANCE 3.8%
CME Group, Inc. ...................................      50,017       29,377,485
Moody's Corp. .....................................     608,307       30,658,673
                                                                  --------------
                                                                      60,036,158
                                                                  --------------
STEEL 1.9%
Nucor Corp. .......................................     500,930       29,790,307
                                                                  --------------
SYSTEMS SOFTWARE 1.4%
VMware, Inc., Class A (a) .........................     253,987       21,588,895
                                                                  --------------
WIRELESS TELECOMMUNICATION SERVICES 4.7%
America Movil, SA de CV, Ser L - ADR (Mexico) .....     795,467       50,909,888
China Mobile, Ltd. - ADR (Hong Kong) ..............     283,403       23,250,382
                                                                  --------------
                                                                      74,160,270
                                                                  --------------
TOTAL LONG-TERM INVESTMENTS 92.8%
   (Cost $1,066,385,188) ..........................                1,455,811,739
                                                                  --------------
REPURCHASE AGREEMENTS 5.3%
Banc of America Securities ($27,473,459 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 5.10%,
   dated 09/28/07, to be sold on 10/01/07 at
   $27,485,136) ...................................                   27,473,459

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
Citigroup Global Markets, Inc. ($24,420,853 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 4.90%,
   dated 09/28/07, to be sold on 10/01/07 at
   $24,430,825) ...................................                   24,420,853
State Street Bank & Trust Co. ($31,683,688 par
   collateralized by U.S. Government obligations in
   a pooled cash account, interest rate of 4.55%,
   dated 09/28/07, to be sold on 10/01/07 at
   $31,695,701) ...................................                   31,683,688
                                                                  --------------
TOTAL REPURCHASE AGREEMENTS 5.3%
   (Cost $83,578,000) .............................                   83,578,000
                                                                  --------------
TOTAL INVESTMENTS 98.1%
   (Cost $1,149,963,188) ..........................                1,539,389,739
FOREIGN CURRENCY 0.1%
   (Cost $1,178,157) ..............................                    1,206,911
OTHER ASSETS IN EXCESS OF LIABILITIES 1.8% ........                   28,265,959
                                                                  --------------
NET ASSETS 100.0% .................................               $1,568,862,609
                                                                  --------------

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare income dividends.

ADR - American Depositary Receipt
EUR - Euro
HKD - Hong Kong Dollar
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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Pace Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 20, 2007


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: November 20, 2007